Schedule of Investments (unaudited)	iShares® Future Cloud 5G and Tech ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 2.5%
DuPont de Nemours Inc.	1,869	$136,213

Communications Equipment — 15.7%
Arista Networks Inc.(a)	1,032	206,782
Ciena Corp.(a)(b)	3,036	128,119
F5 Inc.(a)	883	133,854
Juniper Networks Inc.	4,074	109,672
Lumentum Holdings Inc.(a)	2,165	84,890
Nokia OYJ	27,230	90,694
Telefonaktiebolaget LM Ericsson, Class B	20,672	92,605
		846,616
Consumer Finance — 3.8%
SoFi Technologies Inc.(a)	26,727	201,789

Diversified Telecommunication Services — 1.0%
JTOWER Inc.(a)	200	7,278
NetLink NBN Trust	63,000	38,201
Tower Bersama Infrastructure Tbk PT	82,200	10,709
		56,188
Electronic Equipment, Instruments & Components — 5.6%
Murata Manufacturing Co. Ltd.	7,200	123,331
Quectel Wireless Solutions Co. Ltd., Class A	208	1,354
Taiyo Yuden Co. Ltd.	2,700	60,530
Yageo Corp.	7,142	116,440
		301,655
IT Services — 14.4%
Akamai Technologies Inc.(a)	1,468	151,688
Cloudflare Inc., Class A(a)	2,952	167,349
Computacenter PLC	2,288	71,563
GDS Holdings Ltd., Class A(a)	21,300	27,135
Kyndryl Holdings Inc.(a)	6,575	96,192
NEXTDC Ltd.(a)	14,760	110,831
Twilio Inc., Class A(a)	2,889	148,090
		772,848
Media — 0.6%
DISH Network Corp., Class A(a)(b)	6,046	29,625

Semiconductors & Semiconductor Equipment — 31.7%
Analog Devices Inc.	787	123,819
Broadcom Inc.	253	212,867
Diodes Inc.(a)	1,431	93,129
Infineon Technologies AG	4,020	117,425
Intel Corp.	4,631	169,032
MACOM Technology Solutions Holdings Inc., Class H(a)	1,537	108,420
MediaTek Inc.	6,000	156,596
NXP Semiconductors NV	795	137,082
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo Inc.(a)	1,369	$119,678
Qualcomm Inc.	1,105	120,434
SiTime Corp.(a)(b)	368	36,726
Skyworks Solutions Inc.	1,418	122,997
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	130,660
Wolfspeed Inc.(a)(b)	1,597	54,042
		1,702,907
Software — 13.4%
Confluent Inc., Class A(a)	4,561	131,858
Datadog Inc., Class A(a)	1,916	156,097
New Relic Inc.(a)	1,648	142,832
Nutanix Inc., Class A(a)	4,341	157,101
Teradata Corp.(a)	3,104	132,603
		720,491
Specialized REITs — 5.4%
American Tower Corp.	621	110,656
Crown Castle Inc.	939	87,308
SBA Communications Corp., Class A	453	94,510
		292,474
Technology Hardware, Storage & Peripherals — 5.7%
Inspur Electronic Information Industry Co. Ltd., Class A	3,200	12,809
Pure Storage Inc., Class A(a)	4,545	153,667
Wiwynn Corp.	3,000	142,149
		308,625

Total Long-Term Investments — 99.8%
(Cost: $6,388,783)		5,369,431

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	230,525	230,617

Total Short-Term Securities — 4.3%
(Cost: $230,624)		230,617

Total Investments — 104.1%
(Cost: $6,619,407)		5,600,048

Liabilities in Excess of Other Assets — (4.1)%		(220,554)

Net Assets — 100.0%		$5,379,494

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Future Cloud 5G and Tech ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$697,644	$—	$(467,056	)(a)	$38	$(9)	$230,617	230,525	$166	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	12/15/23	$8	$(920)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,071,930	$1,297,501	$—	$5,369,431
Short-Term Securities
Money Market Funds	230,617	—	—	230,617
	$4,302,547	$1,297,501	$—	$5,600,048

Schedule of Investments (unaudited) (continued)	iShares® Future Cloud 5G and Tech ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(920)	$—	$—	$(920)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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